Other Income and Other Expense - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Income And Expenses [Abstract]
VAT relief	€ 1,475	€ 1,573	€ 1,395
Reimbursements	2,875	€ 1,289	€ 580
Revenues deriving from active leases	590
Other expense	€ 457